Equity Method Investments Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Classification of funding to Carl Zeiss SMT GmbH
The table below summarizes support provided to Carl Zeiss SMT GmbH, by type:

For the year ended	2017	2018	2019
(in millions)	€	€	€

Capital expenditures	89.1	191.8	184.1
R&D costs	55.8	74.8	94.2
Supply chain investments	2.6	8.5	4.5
Total support provided	147.5	275.1	282.8

The table below summarizes support provided to Carl Zeiss SMT GmbH, by type:

For the year ended	2017	2018	2019
(in millions)	€	€	€

Capital expenditures	89.1	191.8	184.1
R&D costs	55.8	74.8	94.2
Supply chain investments	2.6	8.5	4.5
Total support provided	147.5	275.1	282.8

Equity Method Investments [Table Text Block]
The following summarizes the total assets and liabilities related to our variable interest in Carl Zeiss SMT Holding GmbH & Co. KG as reflected in our Consolidated Balance Sheets, as well as our maximum exposure to losses as of December 31, 2019. Our maximum exposure to loss is limited to our equity method investment in Carl Zeiss SMT Holding GmbH & Co. KG and prepayments provided to the equity method investment.

As of December 31	2019	2019	Maximum exposure to loss
(in millions)	Assets	Liabilities

EUV Agreements	320.9	—	320.9
DUV Agreements	34.7	—	34.7
High-NA Agreement	566.5	(28.0)	566.5
Investment agreement for 24.9% equity	833.0	—	833.0